Intangible assets other than goodwill - Schedule of Estimated Future Amortization Expense (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2014	$ 29,450	$ 39,879
2014	94,640	54,246
2015	94,640	54,246
2016	94,640	54,246
2017	94,640	54,246
Thereafter	376,020	115,157
Intangible assets, net	$ 784,030	$ 372,020	$ 241,621